BORROWINGS (Short-term) (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term bank borrowings	¥ 5,245,641,157		¥ 2,562,383,328
Long-term bank borrowings-current portion	242,987,883		27,480,800
Total short-term borrowings	¥ 5,488,629,040	$ 790,527,011	¥ 2,589,864,128